Redeemable Noncontrolling Interest of Limited Partners (Tables)	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest
The following table lists the activity of the redeemable noncontrolling interests for the years ended December 31, 2012 and 2011 (in thousands):

Amount
Balance as of December 31, 2010	$2,302
Net income attributable to noncontrolling interests	30
Distributions	(134)
Balance as of December 31, 2011	2,198
Net income attributable to noncontrolling interests	40
Distributions	(278)
Balance as of December 31, 2012	$1,960